IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 1,189,564	$ 1,152,424
Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	360,814	353,309
Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	152,980	178,414
Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	275,475	240,688
Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	53,288	51,861
Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	85,051	76,928
Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	34,741	35,654
Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	77,954	72,445
Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	31,188	30,018
Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,730	7,423
Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	25,771	25,615
Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	84,572	80,069
Drawn [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	917,167	898,000
Drawn [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	293,947	287,741
Drawn [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	79,224	105,378
Drawn [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	259,618	230,353
Drawn [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	34,540	33,561
Drawn [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	72,516	66,650
Drawn [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	29,470	30,595
Drawn [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	59,153	54,433
Drawn [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,848	21,868
Drawn [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,479	3,180
Drawn [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,141	10,068
Drawn [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	55,231	54,173
Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	181,819	170,128
Undrawn commitments [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	66,867	65,568
Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,460	20,484
Undrawn commitments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,137	3,024
Undrawn commitments [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	15,840	15,555
Undrawn commitments [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	10,750	8,632
Undrawn commitments [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,258	4,262
Undrawn commitments [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	14,793	13,830
Undrawn commitments [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,328	7,212
Undrawn commitments [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,064	3,010
Undrawn commitments [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	11,840	9,304
Undrawn commitments [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	21,482	19,247
Other off balance sheet items [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	24,348	25,409
Other off balance sheet items [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,750	7,447
Other off balance sheet items [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,663	1,760
Other off balance sheet items [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,726	1,696
Other off balance sheet items [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,265	1,234
Other off balance sheet items [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	855	645
Other off balance sheet items [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,674	3,192
Other off balance sheet items [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	706	670
Other off balance sheet items [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	510	623
Other off balance sheet items [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,446	3,799
Other off balance sheet items [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,753	4,343
Over the counter derivatives [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	45,048	40,105
Over the counter derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	26,790	27,393
Over the counter derivatives [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	8,631	4,481
Over the counter derivatives [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,182	1,049
Over the counter derivatives [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	520	412
Over the counter derivatives [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	158	152
Over the counter derivatives [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,334	990
Over the counter derivatives [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	306	268
Over the counter derivatives [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	677	610
Over the counter derivatives [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,344	2,444
Over the counter derivatives [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,106	2,306
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	21,182	18,782
Repo style transactions [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	0
Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	18,756	17,712
Repo style transactions [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 2,426	$ 1,070